Loans, net - Summary of Expected Credit Losses by Economic Sector for Direct Loans (Detail) - Direct Loans [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 51,829,932	S/ 50,415,364
Expected credit loss	S/ 1,591,042	S/ 1,730,167
Percentage expected credit loss	3.10%	3.40%
Consumer Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 15,248,665	S/ 15,036,411
Expected credit loss	S/ 1,269,584	S/ 1,372,856
Percentage expected credit loss	8.30%	9.10%
Mortgage Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 11,400,784	S/ 10,571,300
Expected credit loss	S/ 75,836	S/ 93,800
Percentage expected credit loss	0.70%	0.90%
Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 405,605	S/ 410,367
Expected credit loss	S/ 2,226	S/ 2,438
Percentage expected credit loss	0.50%	0.60%
Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 3,577,083	S/ 4,139,016
Expected credit loss	S/ 13,615	S/ 14,836
Percentage expected credit loss	0.40%	0.40%
Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 938,565	S/ 714,870
Expected credit loss	S/ 5,109	S/ 4,598
Percentage expected credit loss	0.50%	0.60%
Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 2,258,425	S/ 1,946,274
Expected credit loss	S/ 11,395	S/ 9,859
Percentage expected credit loss	0.50%	0.50%
Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 2,472,695	S/ 2,393,311
Expected credit loss	S/ 3,802	S/ 6,264
Percentage expected credit loss	0.20%	0.30%
Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 196,292	S/ 157,841
Expected credit loss	S/ 30,223	S/ 29,041
Percentage expected credit loss	15.40%	18.40%
Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 541,735	S/ 448,839
Expected credit loss	S/ 3,814	S/ 5,617
Percentage expected credit loss	0.70%	1.30%
Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 654,119	S/ 772,165
Expected credit loss	S/ 12,189	S/ 13,884
Percentage expected credit loss	1.90%	1.80%
Others [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 14,135,964	S/ 13,824,970
Expected credit loss	S/ 163,249	S/ 176,974
Percentage expected credit loss	1.20%	1.30%
Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 46,596,199	S/ 44,558,064
Expected credit loss	S/ 444,934	S/ 439,324
Percentage expected credit loss	1.00%	1.00%
Stage 1 [member] | Consumer Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 13,390,939	S/ 12,899,027
Expected credit loss	S/ 401,302	S/ 403,740
Percentage expected credit loss	3.00%	3.10%
Stage 1 [member] | Mortgage Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 10,411,232	S/ 9,577,118
Expected credit loss	S/ 7,447	S/ 5,523
Percentage expected credit loss	0.10%	0.10%
Stage 1 [member] | Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 388,192	S/ 392,929
Expected credit loss	S/ 299	S/ 242
Percentage expected credit loss	0.10%	0.10%
Stage 1 [member] | Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 3,293,617	S/ 3,888,532
Expected credit loss	S/ 3,584	S/ 3,383
Percentage expected credit loss	0.10%	0.10%
Stage 1 [member] | Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 817,365	S/ 583,931
Expected credit loss	S/ 1,139	S/ 636
Percentage expected credit loss	0.10%	0.10%
Stage 1 [member] | Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 2,201,491	S/ 1,819,460
Expected credit loss	S/ 1,937	S/ 1,253
Percentage expected credit loss	0.10%	0.10%
Stage 1 [member] | Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 2,267,553	S/ 2,239,264
Expected credit loss	S/ 785	S/ 1,260
Percentage expected credit loss	0.00%	0.10%
Stage 1 [member] | Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 139,275	S/ 101,903
Expected credit loss	S/ 315	S/ 364
Percentage expected credit loss	0.20%	0.40%
Stage 1 [member] | Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 500,125	S/ 398,882
Expected credit loss	S/ 1,430	S/ 1,137
Percentage expected credit loss	0.30%	0.30%
Stage 1 [member] | Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 513,303	S/ 632,424
Expected credit loss	S/ 2,153	S/ 1,763
Percentage expected credit loss	0.40%	0.30%
Stage 1 [member] | Others [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 12,673,107	S/ 12,024,594
Expected credit loss	S/ 24,543	S/ 20,023
Percentage expected credit loss	0.20%	0.20%
Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 4,078,376	S/ 4,609,607
Expected credit loss	S/ 468,668	S/ 566,636
Percentage expected credit loss	11.50%	12.30%
Stage 2 [member] | Consumer Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,385,665	S/ 1,622,693
Expected credit loss	S/ 415,350	S/ 474,416
Percentage expected credit loss	30.00%	29.20%
Stage 2 [member] | Mortgage Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 642,517	S/ 669,087
Expected credit loss	S/ 22,383	S/ 43,956
Percentage expected credit loss	3.50%	6.60%
Stage 2 [member] | Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 13,889	S/ 12,365
Expected credit loss	S/ 209	S/ 389
Percentage expected credit loss	1.50%	3.10%
Stage 2 [member] | Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 266,258	S/ 228,696
Expected credit loss	S/ 1,846	S/ 2,963
Percentage expected credit loss	0.70%	1.30%
Stage 2 [member] | Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 113,332	S/ 122,359
Expected credit loss	S/ 500	S/ 715
Percentage expected credit loss	0.40%	0.60%
Stage 2 [member] | Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 40,763	S/ 105,875
Expected credit loss	S/ 756	S/ 2,278
Percentage expected credit loss	1.90%	2.20%
Stage 2 [member] | Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 194,684	S/ 141,792
Expected credit loss	S/ 1,200	S/ 2,480
Percentage expected credit loss	0.60%	1.70%
Stage 2 [member] | Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 24,452	S/ 20,289
Expected credit loss	S/ 193	S/ 396
Percentage expected credit loss	0.80%	2.00%
Stage 2 [member] | Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 40,003	S/ 46,199
Expected credit loss	S/ 911	S/ 1,523
Percentage expected credit loss	2.30%	3.30%
Stage 2 [member] | Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 124,820	S/ 118,719
Expected credit loss	S/ 1,160	S/ 1,675
Percentage expected credit loss	0.90%	1.40%
Stage 2 [member] | Others [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,231,993	S/ 1,521,533
Expected credit loss	S/ 24,160	S/ 35,845
Percentage expected credit loss	2.00%	2.40%
Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,155,357	S/ 1,247,693
Expected credit loss	S/ 677,440	S/ 724,207
Percentage expected credit loss	58.60%	58.00%
Stage 3 [member] | Consumer Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 472,061	S/ 514,691
Expected credit loss	S/ 452,932	S/ 494,700
Percentage expected credit loss	95.90%	96.10%
Stage 3 [member] | Mortgage Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 347,035	S/ 325,095
Expected credit loss	S/ 46,006	S/ 44,321
Percentage expected credit loss	13.30%	13.60%
Stage 3 [member] | Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 3,524	S/ 5,073
Expected credit loss	S/ 1,718	S/ 1,807
Percentage expected credit loss	48.80%	35.60%
Stage 3 [member] | Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 17,208	S/ 21,788
Expected credit loss	S/ 8,185	S/ 8,490
Percentage expected credit loss	47.60%	39.00%
Stage 3 [member] | Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 7,868	S/ 8,580
Expected credit loss	S/ 3,470	S/ 3,247
Percentage expected credit loss	44.10%	37.80%
Stage 3 [member] | Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 16,171	S/ 20,939
Expected credit loss	S/ 8,702	S/ 6,328
Percentage expected credit loss	53.80%	30.20%
Stage 3 [member] | Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 10,458	S/ 12,255
Expected credit loss	S/ 1,817	S/ 2,524
Percentage expected credit loss	17.40%	20.60%
Stage 3 [member] | Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 32,565	S/ 35,649
Expected credit loss	S/ 29,715	S/ 28,281
Percentage expected credit loss	91.20%	79.30%
Stage 3 [member] | Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,607	S/ 3,758
Expected credit loss	S/ 1,473	S/ 2,957
Percentage expected credit loss	91.70%	78.70%
Stage 3 [member] | Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 15,996	S/ 21,022
Expected credit loss	S/ 8,876	S/ 10,446
Percentage expected credit loss	55.50%	49.70%
Stage 3 [member] | Others [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 230,864	S/ 278,843
Expected credit loss	S/ 114,546	S/ 121,106
Percentage expected credit loss	49.60%	43.40%